Acquisitions - Summary of Purchase Price and Allocation of Fair value of Assets Acquired And Liabilities Assumed (Details) - Linn Acquisition $ in Thousands	1 Months Ended
Aug. 31, 2017 USD ($)
Consideration given
Equity units	$ 1,281,743
Allocation of purchase price
Inventory	205
Total assets acquired	1,301,452
Asset retirement obligations	(7,547)
Revenue suspense	(12,162)
Total fair value of net assets acquired	1,281,743
Proved oil and natural gas properties
Allocation of purchase price
Properties	214,647
Unproved oil and natural gas properties
Allocation of purchase price
Properties	$ 1,086,600